UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05407

                                                         Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                                                 Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — May 31, 2015 (unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.25%

	Federal National Mortgage Association - 0.25%
$ 133,696	Series 2001-W4, Class AV1
	0.465%, 02/25/32 (a)	$129,263
180,212	Series 2002-W2, Class AV1
	0.445%, 06/25/32 (a)	173,042
1,032,165	Series 2002-T7, Class A1
	0.405%, 07/25/32 (a)	1,028,150

	Total Asset-Backed Securities	1,330,455

	(Cost $1,346,159)

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.61%

	Federal Home Loan Mortgage Corporation REMIC - 5.35%
10,163	Series 1009, Class D
	0.786%, 10/15/20 (a)	10,216
29,153	Series 1066, Class P
	1.086%, 04/15/21 (a)	29,501
39,950	Series 1222, Class P
	1.630%, 03/15/22 (a) (b)	40,464
88,063	Series 1250, Class J
	7.000%, 05/15/22 (b)	95,901
38,095	Series 1448, Class F
	1.586%, 12/15/22 (a) (d)	39,063
867,845	Series 3710, Class DK
	3.250%, 01/15/24 (b)	881,534
845,880	Series 3777, Class DA
	3.500%, 10/01/24 (d)	883,055
3,203,200	Series 2977, Class M
	5.000%, 05/15/25 (b)	3,524,413
933,245	Series 3694, Class AG
	3.500%, 11/15/27 (d)	937,618
4,478,499	Series 3346, Class FT
	0.536%, 10/15/33 (a) (b)	4,492,689
1,794,273	Series 3033, Class CI
	5.500%, 01/15/35 (b)	1,880,015
3,354,802	Series 3208, Class FH
	0.586%, 08/15/36 (a)	3,369,666
301,528	Series 3231, Class FB
	0.536%, 10/15/36 (a)	302,375
206,557	Series 3314, Class FC
	0.586%, 12/15/36 (a)	207,307
2,183,636	Series 3545, Class FA
	1.036%, 06/15/39 (a)	2,216,952
3,191,386	Series 4316, Class FY
	0.586%, 11/15/39 (a) (d)	3,208,685
1,039,614	Series 3827, Class KF
	0.556%, 03/15/41 (a)	1,043,697
201,133	Series 3868, Class FA
	0.586%, 05/15/41 (a)	201,999
4,757,246	Series 4109, Class EC
	2.000%, 12/15/41 (d)	4,773,310

		28,138,460

	Federal National Mortgage Association REMIC - 8.20%
2,250,773	Series 2014-M5, Class FA
	0.523%, 01/25/17 (a)	2,251,748
366,326	Series 2009-M2, Class A2
	3.334%, 01/25/19 (d)	369,085
180,571	Series 1990-145, Class A
	1.140%, 12/25/20 (a)	181,091
246,746	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	274,235

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 218,763	Series 1992-137, Class F
	1.185%, 08/25/22 (a)	$221,957
262,610	Series 1993-27, Class F
	1.335%, 02/25/23 (a) (c)	266,926
140,241	Series 1998-21, Class F
	0.610%, 03/25/28 (a)	139,603
2,333,623	Series 2011-137, Class A
	4.000%, 06/25/29 (d)	2,386,855
271,523	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	322,135
267,689	Series 2000-32, Class Z
	7.500%, 10/01/30	312,259
527,925	Series 2005-65, Class WL
	5.500%, 07/25/34 (b)	530,592
458,947	Series 2006-45, Class TF
	0.585%, 06/25/36 (a)	460,952
492,338	Series 2006-76, Class QF
	0.585%, 08/25/36 (a) (b)	494,639
567,146	Series 2006-79, Class PF
	0.585%, 08/25/36 (a) (b)	569,584
1,216,515	Series 2006-111, Class FA
	0.565%, 11/25/36 (a)	1,221,634
562,122	Series 2007-75, Class VF
	0.635%, 08/25/37 (a)	565,517
1,120,392	Series 2007-85, Class FC
	0.725%, 09/25/37 (a)	1,132,452
632,660	Series 2007-86, Class FC
	0.755%, 09/25/37 (a)	639,154
610,373	Series 2007-92, Class OF
	0.755%, 09/25/37 (a)	616,860
759,199	Series 2007-99, Class FD
	0.785%, 10/25/37 (a)	767,898
148,173	Series 2009-84, Class WF
	1.285%, 10/25/39 (a)	151,707
3,147,552	Series 2014-19, Class FA
	0.585%, 11/25/39 (a) (d)	3,163,883
3,429,922	Series 2014-19, Class FJ
	0.585%, 11/25/39 (a) (d)	3,447,342
2,331,283	Series 2010-123, Class FL
	0.615%, 11/25/40 (a)	2,340,508
6,766,503	Series 2011-110, Class FE
	0.585%, 04/25/41 (a) (b)	6,807,130
829,129	Series 2011-63, Class FG
	0.635%, 07/25/41 (a)	833,804
1,516,273	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	1,576,648
5,694,543	Series 2015-30, Class AB
	3.000%, 05/25/45	5,928,845
5,163,254	Series 2008-22, Class FD
	1.025%, 04/25/48 (a)	5,216,434

		43,191,477

	National Credit Union Administration - 1.06%
626,417	Series 2010-R2, Class 1A
	0.551%, 11/06/17 (a)	627,591
549,163	Series 2011-R1, Class 1A
	0.631%, 01/08/20 (a)	551,759
1,874,718	Series 2011-R2, Class 1A
	0.578%, 02/06/20 (a)	1,879,991
534,923	Series 2011-R4, Class 1A
	0.561%, 03/06/20 (a)	535,843
797,044	Series 2011-R3, Class 1A
	0.580%, 03/11/20 (a)	799,566

See accompanying notes to portfolio of investments.	1

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2015 (unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$ 365,225	Series 2011-R5, Class 1A
	0.558%, 04/06/20 (a)	$365,453
92,003	Series 2011-R6, Class 1A
	0.558%, 05/07/20 (a)	92,032
401,887	Series 2010-R1, Class 1A
	0.631%, 10/07/20 (a)	403,802
29,831	Series 2010-R1, Class 2A
	1.840%, 10/07/20 (d)	29,887
275,370	Series 2010-A1, Class A
	0.531%, 12/07/20 (a)	275,914

		5,561,838

	Total Collateralized Mortgage Obligations	76,891,775

	(Cost $76,677,080)

MORTGAGE-BACKED OBLIGATIONS - 13.03%

	Federal Home Loan Mortgage Corporation - 2.98%
9,342	2.000%, 02/01/18 (a)	9,446
102,095	2.911%, 11/01/18 (a)	103,420
460,198	6.877%, 11/01/19 (a)	493,419
22,783	1.475%, 11/01/22 (a)	23,177
87,357	1.530%, 11/01/22 (a)	88,727
18,778	2.600%, 10/01/24 (a)	19,661
79,691	2.949%, 10/01/25 (a)	81,061
485,875	3.500%, 08/01/28 (a)	518,966
54,875	1.718%, 07/01/29 (a)	56,764
183,062	2.756%, 05/01/31 (a)	194,689
7,744,604	2.485%, 03/01/35 (a)	8,303,671
2,301,634	2.421%, 04/01/35 (a)	2,459,444
3,134,364	2.357%, 06/01/37 (a)	3,339,580

		15,692,025

	Federal Home Loan Mortgage Corporation Gold - 1.06%
2,693	8.000%, 12/01/15	2,708
16,023	6.000%, 03/01/16	16,270
3,302	6.500%, 07/01/16	3,324
74,870	5.000%, 10/01/17	78,414
92,487	5.000%, 11/01/17	96,865
1,106,614	4.500%, 05/01/18	1,155,553
1,964,664	4.500%, 06/01/18	2,051,548
87,476	5.500%, 01/01/20	93,340
1,916,598	4.500%, 10/01/20	2,001,357
25,480	3.500%, 12/01/20	27,023
30,977	3.500%, 10/01/22	32,922
2,458	4.500%, 07/01/23	2,626

		5,561,950

	Federal National Mortgage Association - 6.77%
4,300	8.500%, 04/01/16	4,324
22,289	3.700%, 07/01/17 (a)	23,200
1,964	1.636%, 11/01/17 (a)	1,966
43,010	2.049%, 11/01/17 (a)	43,446
7,164	2.296%, 11/01/17 (a)	7,253
67,861	2.085%, 03/01/18 (a)	68,577
2,015,629	2.800%, 03/01/18	2,089,284
4,312,351	3.620%, 03/01/18	4,568,029
9,463	1.885%, 05/01/18 (a)	9,543
30,081	2.044%, 06/01/18 (a)	30,698
358,533	2.738%, 10/01/18 (a)	358,586
2,635	2.150%, 02/01/19 (a)	2,677
17,451	1.915%, 05/01/19 (a)	17,670
84,947	6.864%, 12/01/19 (a)	88,158

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 62,468	1.789%, 01/01/20 (a)	$63,082
3,717	5.000%, 01/01/20	3,901
19,471	1.924%, 05/01/20 (a)	19,625
115,485	5.875%, 05/01/20 (a)	121,578
177,097	3.500%, 09/01/20	187,861
15,719	3.500%, 10/01/20	16,678
40,530	3.500%, 03/01/21	43,018
206,828	6.711%, 02/01/22 (a)	221,758
23,482	3.114%, 01/01/23 (a)	23,851
31,375	2.441%, 03/01/24 (a)	31,678
23,005	5.925%, 10/01/25 (a)	24,666
161,755	3.130%, 02/01/27 (a)	164,864
567,357	5.000%, 03/01/27	618,600
54,242	1.953%, 07/01/27 (a)	55,648
108,639	2.103%, 07/01/27 (a)	111,361
133,799	4.662%, 01/01/29 (a)	145,130
34,653	4.660%, 02/01/29 (a)	37,587
1,224,860	2.463%, 08/01/29 (a)	1,242,540
58,049	2.255%, 07/01/32 (a)	61,144
83,862	2.380%, 07/01/32 (a)	89,410
11,627	6.000%, 08/01/32	13,266
253,272	2.830%, 09/01/32 (a)	271,555
203,165	1.924%, 01/01/33 (a)	213,631
70,978	2.383%, 06/01/33 (a)	75,624
1,008,134	4.611%, 08/01/33 (a)	1,093,511
5,412	6.000%, 11/01/33	6,177
673,352	2.322%, 04/01/34 (a)	714,496
497,023	1.950%, 07/01/34 (a)	518,313
504,477	1.950%, 08/01/34 (a)	526,160
95,062	6.000%, 09/01/34	109,329
3,667,588	2.350%, 10/01/34 (a)	3,932,344
4,990	6.000%, 10/01/34	5,736
3,707,328	2.408%, 11/01/34 (a)	3,959,330
68,871	6.000%, 05/01/35	78,576
1,279,501	2.373%, 06/01/35 (a)	1,365,165
9,753	6.000%, 07/01/36	11,127
1,519,406	2.255%, 12/01/36 (a)	1,616,260
816,308	2.350%, 07/01/37 (a)	875,236
3,686,518	2.249%, 09/01/37 (a)	3,937,426
107,663	6.500%, 11/01/37	116,056
2,341,664	2.201%, 01/01/38 (a)	2,497,579
52,103	6.000%, 06/01/38	60,018
127,010	6.000%, 09/01/38	145,382
27,299	6.000%, 11/01/38	31,156
1,994,014	2.256%, 05/01/39 (a)	2,116,604
147,266	6.000%, 10/01/39	168,373
543,077	1.950%, 08/01/44 (a)	566,667

		35,622,488

	Government National Mortgage Association - 2.22%
39,291	7.000%, 04/20/26	45,339
222,408	2.125%, 04/20/34 (a)	233,925
1,305,574	1.625%, 06/20/34 (a)	1,356,148
1,039,531	1.625%, 08/20/34 (a)	1,078,017
185,361	2.000%, 05/20/42 (a)	192,347
142,366	2.000%, 06/20/42 (a)	146,899
669,575	2.000%, 07/20/42 (a)	689,307
1,658,831	2.000%, 08/20/42 (a)	1,718,355
3,418,751	2.000%, 09/20/42 (a)	3,528,064
75,373	2.000%, 10/20/42 (a)	77,481
161,981	2.000%, 12/20/42 (a)	166,787

See accompanying notes to portfolio of investments.	2

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2015 (unaudited)

Par Value		Value

	Government National Mortgage Association - (continued)
$ 2,411,302	2.000%, 02/20/43 (a)	$2,478,631

		11,711,300

	Total Mortgage-Backed Obligations	68,587,763

	(Cost $66,986,127)

AGENCY DEBENTURES - 7.61%
	Federal Home Loan Banks
30,000,000	0.355%, 03/07/16	30,000,510
	Federal National Mortgage Association
5,300,000	0.750%, 03/14/17	5,307,489
	Sri Lanka Government Aid Bond
4,750,000	0.577%, 10/15/24 (a) (e)	4,750,000

	Total Agency Debentures	40,057,999

	(Cost $40,051,682)

U.S. TREASURY OBLIGATIONS - 26.06%

	United States Treasury Bills (f) - 3.12%
1,400,000	0.096%, 10/15/15	1,399,828
15,000,000	0.190%, 12/10/15	14,994,795

		16,394,623

	United States Treasury Notes & Bonds - 22.94%
80,000,000	0.250%, 09/15/15	80,043,760
40,000,000	2.625%, 02/29/16	40,715,640

	Total U.S. Treasury Obligations	137,154,023

	(Cost $137,141,191)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 4.26%
	FDIC Structured Sale Guaranteed Notes
692,274	Series 2010-S1, Class 1A 0.730%, 02/25/48 (a)	690,004
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
103,787	Series K501, Class A1 1.337%, 06/01/16 (d)	104,098
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,300,000	Series K501, Class A2 1.655%, 11/01/16 (d)	5,350,256
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,700,000	Series K703, Class A2 2.699%, 05/01/18 (d)	1,768,314
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
9,691,017	Series KF02, Class A1 0.565%, 07/25/20 (a)	9,719,081
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
4,809,515	Series KF03, Class A 0.524%, 01/25/21 (a)	4,810,965

	Total U.S. Government-Backed Obligations	22,442,718

	(Cost $22,311,645)

Par Value		Value

REPURCHASE AGREEMENT - 34.62%
$ 182,200,000	Merrill Lynch, 0.080%, Dated 05/29/15, matures 06/01/15, repurchase price $182,201,215 (collaterailized by $145,816,200 par amount of a U.S. Treasury Bonds with interest rates of 3.125% to 8.75% due 8/15/2020 to 11/15/2041, total market value $185,844,076)	$182,200,000

	Total Repurchase Agreement	182,200,000

	(Cost $182,200,000)
	Total Investments - 100.44%	528,664,733

	(Cost $526,713,884 (g))
	Net Other Assets and Liabilities - (0.44)%	(2,324,347)

	Net Assets - 100.00%	$526,340,386

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2015. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Support collateral.
(d)	The security has Sequential collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2015, this security amounted to $4,750,000 or 0.90% of net assets.
(f)	Discount rate at time of purchase.
(g)	Cost for U.S. federal income tax purposes is $526,713,884. As of May 31, 2015, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $2,143,285 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $192,436. The net unrealized appreciation was $1,950,849.

See accompanying notes to portfolio of investments.	3

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — May 31, 2015 (unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.89%

	Federal Home Loan Mortgage Corporation REMIC - 6.86%
$ 88,889	Series 1448, Class F
	1.586%, 12/15/22 (a) (c)	$91,147
921,560	Series 3710, Class DK
	3.250%, 01/15/24 (b)	936,097
713,828	Series 2868, Class AV
	5.000%, 08/15/24 (c)	781,262
698,492	Series 3777, Class DA
	3.500%, 10/15/24 (c)	729,190
3,346,740	Series 2977, Class M
	5.000%, 05/15/25 (b)	3,682,347
272,377	Series 1980, Class Z
	7.000%, 07/15/27 (c)	311,373
1,098,043	Series 3694, Class AG
	3.500%, 11/15/27 (c)	1,103,188
1,624,975	Series 2236, Class Z
	8.500%, 06/15/30 (c)	1,941,106
3,715,534	Series 3346, Class FT
	0.536%, 10/15/33 (a) (b)	3,727,307
3,600,691	Series 3471, Class FB
	1.186%, 08/15/35 (a)	3,691,049
5,052,413	Series 3208, Class FA
	0.586%, 08/15/36 (a)	5,074,798
1,697,611	Series 3208, Class FH
	0.586%, 08/15/36 (a)	1,705,132
1,231,722	Series 3367, Class YF
	0.736%, 09/15/37 (a)	1,240,632
4,091,726	Series 3371, Class FA
	0.786%, 09/15/37 (a)	4,137,000
3,167,920	Series 4316, Class FY
	0.586%, 11/15/39 (a) (c)	3,185,092
652,307	Series 3827, Class KF
	0.556%, 03/15/41 (a)	654,869
3,790,622	Series 4109, Class EC
	2.000%, 12/15/41 (c)	3,803,422
3,225,930	Series 4272, Class FD
	0.536%, 11/15/43 (a)	3,240,353

		40,035,364

	Federal National Mortgage Association REMIC - 5.55%
2,318,979	Series 2014-M5, Class FA
	0.511%, 01/25/17 (a)	2,319,983
23,990	Series 1988-12, Class A
	3.825%, 02/25/18 (a)	24,449
980,599	Series 2009-70, Class TM
	4.000%, 08/25/19	1,016,564
983,221	Series 2009-70, Class TN
	4.000%, 08/25/19	1,019,282
127,485	Series G92-44, Class Z
	8.000%, 07/25/22	134,080
425,273	Series 2005-65, Class WL
	5.500%, 07/25/34 (b)	427,421
664,266	Series 2006-45, Class TF
	0.585%, 06/25/36 (a)	667,167
715,362	Series 2006-76, Class QF
	0.585%, 08/25/36 (a) (b)	718,705
421,592	Series 2007-75, Class VF
	0.635%, 08/25/37 (a)	424,138
3,102,263	Series 2014-19, Class FJ
	0.585%, 11/25/39 (a) (c)	3,118,360
3,407,208	Series 2014-19, Class FA
	0.585%, 11/25/39 (a) (c)	3,424,512

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 921,298	Series 2010-123, Class FL
	0.615%, 11/25/40 (a)	$924,943
2,215,314	Series 2011-110, Class FE
	0.585%, 04/25/41 (a) (b)	2,228,615
1,216,193	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	1,264,619
4,099,279	Series 2012-71, Class FL
	0.685%, 07/25/42 (a)	4,126,654
6,234,542	Series 2015-30, Class AB
	3.000%, 05/25/45	6,491,063
4,008,284	Series 2008-22, Class FD
	1.025%, 04/25/48 (a)	4,049,568

		32,380,123

	National Credit Union Administration - 0.48%
908,954	Series 2011-R2, Class 1A
	0.578%, 02/06/20 (a)	911,511
534,923	Series 2011-R4, Class 1A
	0.561%, 03/06/20 (a)	535,843
890,815	Series 2011-R3, Class 1A
	0.580%, 03/11/20 (a)	893,634
365,225	Series 2011-R5, Class 1A
	0.558%, 04/06/20 (a)	365,453
92,003	Series 2011-R6, Class 1A
	0.558%, 05/07/20 (a)	92,032

		2,798,473

	Total Collateralized Mortgage Obligations	75,213,960

	(Cost $74,765,735)

MORTGAGE-BACKED OBLIGATIONS - 11.74%

	Federal Home Loan Mortgage Corporation - 0.97%
381,973	2.329%, 01/01/34 (a)	408,956
164,250	2.380%, 11/01/34 (a)	174,993
2,855,192	2.421%, 04/01/35 (a)	3,050,956
965,886	2.430%, 08/01/35 (a)	1,032,106
943,549	2.390%, 05/01/36 (a)	1,011,662

		5,678,673

	Federal Home Loan Mortgage Corporation Gold - 1.83%
79,029	5.000%, 10/01/17	82,770
97,625	5.000%, 11/01/17	102,246
109,902	8.000%, 11/01/17	115,243
82,142	5.500%, 03/01/18	86,163
35,493	5.500%, 04/01/18	37,098
909,363	4.500%, 05/01/18	949,578
65,643	6.500%, 05/01/18	69,446
1,629,233	4.500%, 06/01/18	1,701,284
7,217	6.000%, 10/01/18	8,217
937	6.000%, 11/01/18	1,066
537,984	5.500%, 02/01/19	571,607
92,622	5.500%, 01/01/20	98,830
1,451,321	5.000%, 04/01/20	1,534,771
1,587,308	4.500%, 10/01/20	1,657,504
21,089	3.500%, 12/01/20	22,367
25,640	3.500%, 10/01/22	27,249
287,215	5.000%, 08/01/35	318,152
38,169	5.000%, 12/01/35	42,511
423,868	5.000%, 03/01/37	469,981
723,009	5.000%, 05/01/37	802,377
539,244	5.000%, 02/01/38	597,329

See accompanying notes to portfolio of investments.	4

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2015 (unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$ 174,075	5.000%, 03/01/38	$192,825
160,639	5.000%, 09/01/38	177,942
562,382	5.000%, 12/01/38	623,312
360,525	5.000%, 01/01/39	399,388

		10,689,256

	Federal National Mortgage Association - 7.03%
1,157	6.000%, 02/01/18	1,320
1,191,054	2.800%, 03/01/18	1,234,577
363,347	5.500%, 05/01/18	382,247
10,343	6.000%, 05/01/18	11,800
83,044	5.500%, 06/01/18	87,067
317	6.000%, 08/01/18	361
1,190	6.000%, 09/01/18	1,357
107,685	5.500%, 10/01/18	113,639
169,327	5.500%, 11/01/18	178,701
123,096	6.000%, 11/01/18	140,443
8,565	5.500%, 12/01/18	9,110
180,275	6.000%, 12/01/18	205,678
185,489	6.000%, 01/01/19	211,625
476,223	3.334%, 01/25/19 (c)	479,810
2,452	6.000%, 02/01/19	2,798
54,902	6.000%, 04/01/19	62,638
13,535	6.000%, 05/01/19	15,442
146,175	3.500%, 09/01/20	155,060
12,974	3.500%, 10/01/20	13,766
33,453	3.500%, 03/01/21	35,507
67,838	6.000%, 10/01/23	77,354
453,885	5.000%, 03/01/27	494,880
134,815	7.000%, 08/01/28	156,161
328,889	7.000%, 11/01/28	356,769
29,313	7.000%, 02/01/32	34,120
42,341	2.473%, 05/01/32 (a)	45,377
162,211	7.000%, 05/01/32	190,934
260,095	2.830%, 09/01/32 (a)	278,871
46,784	7.000%, 09/01/32	49,614
648,345	2.340%, 07/01/33 (a)	695,148
381,154	2.076%, 11/01/33 (a)	405,237
799,171	2.340%, 12/01/33 (a)	851,931
380,055	2.231%, 03/01/34 (a)	406,595
569,698	2.184%, 04/01/34 (a)	600,753
186,961	2.310%, 08/01/34 (a)	200,457
2,345	6.000%, 09/01/34	2,696
1,014,331	1.956%, 10/01/34 (a)	1,061,040
350,237	2.191%, 10/01/34 (a)	374,951
3,543,404	1.914%, 01/01/35 (a)	3,720,870
320,000	2.262%, 03/01/35 (a)	338,876
526,370	2.470%, 04/01/35 (a)	559,801
798,374	2.048%, 05/01/35 (a)	838,432
460,590	2.090%, 05/01/35 (a)	485,719
723,163	2.563%, 05/01/35 (a)	775,366
552,263	1.787%, 06/01/35 (a)	573,821
2,355,217	2.357%, 06/01/35 (a)	2,505,313
1,407,452	2.373%, 06/01/35 (a)	1,501,682
519,740	1.888%, 08/01/35 (a)	545,941
1,037,353	2.250%, 08/01/35 (a)	1,104,803
1,985,000	2.612%, 09/01/35 (a)	2,128,294
853,424	2.933%, 09/01/35 (a)	922,035
474,397	2.210%, 10/01/35 (a)	508,642
1,363,236	2.115%, 11/01/35 (a)	1,451,530
1,151,744	2.362%, 03/01/36 (a)	1,226,241
725,232	2.638%, 04/01/36 (a)	773,630
4,961,642	2.293%, 12/01/37 (a)	5,320,554

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 2,054,110	2.561%, 12/01/37 (a)	$2,202,392
1,829,387	2.201%, 01/01/38 (a)	1,951,193
1,696,475	2.256%, 05/01/39 (a)	1,800,773
164,756	5.000%, 10/01/39	184,584

		41,046,326

	Government National Mortgage Association - 1.91%
2,698,362	2.000%, 02/20/43 (a)	2,773,706
204,132	2.000%, 05/20/42 (a)	211,825
162,003	2.000%, 06/20/42 (a)	167,161
741,572	2.000%, 07/20/42 (a)	763,426
1,834,689	2.000%, 08/20/42 (a)	1,900,523
4,869,131	2.000%, 09/20/42 (a)	5,024,818
85,769	2.000%, 10/20/42 (a)	88,168
181,199	2.000%, 12/20/42 (a)	186,575

		11,116,202

	Total Mortgage-Backed Obligations	68,530,457

	(Cost $66,603,709)

AGENCY DEBENTURES - 19.83%

	Federal Home Loan Bank - 14.65%
85,350,000	0.750%, 02/13/17 (a)	85,458,309

		85,458,309

	Federal National Mortgage Association - 5.18%
7,000,000	0.500%, 10/22/15	7,010,724
23,200,000	0.750%, 03/14/17	23,232,782

		30,243,506

	Total Agency Debentures	115,701,815

	(Cost $115,537,594)

U.S. TREASURY OBLIGATIONS - 52.24%

	United States Treasury Notes & Bonds - 52.24%
141,900,000	0.625%, 12/31/16	142,221,545
18,000,000	0.500%, 01/31/17	17,995,788
96,600,000	0.500%, 03/31/17	96,494,320
5,000,000	0.500%, 04/30/17	4,992,580
43,000,000	0.875%, 11/15/17	43,107,500

		304,811,733

	Total U.S. Treasury Obligations	304,811,733

	(Cost $304,360,736)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.41%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
103,787	Series K501, Class A1
	1.337%, 06/01/16 (c)	104,098
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,200,000	Series K501, Class A2
	1.655%, 11/01/16 (c)	5,249,307
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,500,000	Series K703, Class A2
	2.699%, 05/01/18 (c)	1,560,277

See accompanying notes to portfolio of investments.	5

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2015 (unaudited)

Par Value		Value
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
$ 4,727,998	Series KF03, Class A
	0.524%, 01/25/21 (a)	$4,729,423
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,430,790

	Total U.S. Government-Backed Obligations	14,073,895

	(Cost $13,843,223)

REPURCHASE AGREEMENT - 1.47%
8,600,000	Merrill Lynch, 0.080%, Dated 5/29/2015, matures 6/01/2015, repurchase price $8,600,057 (collateralized by $8,875,500 par amount of a U.S. Treasury Note with an interest rate of 0.250% due 1/15/2025, total market value $8,772,062)	8,600,000

	Total Repurchase Agreement	8,600,000

	(Cost $8,600,000)
	Total Investments - 100.58%	586,931,860

	(Cost $583,710,997 (d))
	Net Other Assets and Liabilities - (0.58)%	(3,405,095)

	Net Assets - 100.00%	$583,526,765

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2015. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $583,710,997. As of May 31, 2015, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $3,338,015 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $117,152. The net unrealized appreciation was $3,220,863.

See accompanying notes to portfolio of investments.	6

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2015 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”), investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the current quarter. For the nine months ended May 31, 2015, there were no transfers in or out of Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2015 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2015 is as follows:

	Ultra-Short Duration Government Portfolio
	Total Market Value at 05/31/2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$1,330,455	$—	$1,330,455	$—
Collateralized Mortgage Obligations	76,891,775	—	76,891,775	—
Mortgage-Backed Obligations	68,587,763	—	68,587,763	—
Agency Debentures	40,057,999	—	35,307,999	4,750,000
U.S. Treasury Obligations	137,154,023	—	137,154,023	—
U.S. Government-Backed Obligations	22,442,718	—	22,442,718	—
Repurchase Agreement	182,200,000	—	182,200,000	—

	$528,664,733	$—	$523,914,733	$4,750,000

	Short Duration Portfolio
	Total Market Value at 05/31/2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments *	$586,931,860	$—	$586,931,860	$—

* Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2015:

Ultra-Short Duration Government Portfolio

Fair Value, as of August 31, 2014	$5,000,000

Transfers into Level 3	—

Transfers out of Level 3	—

Gross purchases	—

Gross sales	(250,000)

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	—

Fair Value, as of May 31, 2015	$4,750,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the

8

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2015 (Unaudited)

value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under third party repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2015, the Portfolios did not hold any when-issued securities.

9

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	07/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	07/28/15

* Print the name and title of each signing officer under his or her signature.